Information: Condensed Financial Statements of The Company (Details) - Condensed Balance Sheet (Parentheticals) - Parent Company [Member]	Dec. 31, 2021 $ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares authorized	500,000,000
Ordinary shares issued	66,667,000
Ordinary shares outstanding	66,667,000